Accounts Receivable-Third Parties	12 Months Ended
Dec. 31, 2017
Accounts Receivable-Third Parties
Accounts Receivable-Third Parties

7. Accounts Receivable—Third Parties

	December 31,
	2017	2016
	(in US$'000)
Accounts receivable, gross	38,668	43,532
Allowance for doubtful accounts	(258)	(2,720)

Accounts receivable, net	38,410	40,812

        Substantially all the accounts receivable are denominated in RMB, US$ and HK$ and are due within one year from the end of the reporting periods. The carrying values of accounts receivable approximates their fair values due to their short-term maturities.

        Movements on the allowance for doubtful accounts:

	2017	2016	2015
	(in US$'000)
As at January 1	2,720	3,127	1,793
Increase in allowance for doubtful accounts	242	29	1,408
Decrease in allowance due to subsequent collection	—	(237)	—
Write-off	(2,874)	—	—
Exchange difference	170	(199)	(74)

As at December 31	258	2,720	3,127

        In December 2015, the Group recorded a provision amounting to approximately US$1,322,000 which represented an outstanding balance due from a distributor. In January 2016, the Group terminated the distributor's exclusive distribution rights and in December 2017, the amount due was written off along with other allowance for doubtful accounts balances.